                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21881

                 Oppenheimer Rochester Minnesota Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                                         Coupon    Maturity       Value
----------                                                                                       ------   ----------   -----------
Municipal Bonds and Notes--112.3%
Minnesota--108.9%
$  120,000   Aitkin, MN Health Care Facilities (Riverwood Healthcare Center)(1)                  5.600%   02/01/2032   $   102,840
    50,000   Alexandria, MN Health Care Facilities (Board of Social Ministry)(1)                 6.000    07/01/2032        48,331
   540,000   Anoka County, MN Hsg. & Redevel. Authority(1)                                       6.875    05/01/2040       521,483
    25,000   Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)(1)                         6.625    05/01/2030        24,256
    25,000   Apple Valley, MN EDA (Evercare Senior Living)(1)                                    6.000    12/01/2025        23,230
   205,000   Apple Valley, MN EDA (Evercare Senior Living)(1)                                    6.125    06/01/2035       183,916
   250,000   Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)(1)                    6.750    03/01/2040       244,825
    25,000   Austin, MN GO(1)                                                                    5.000    10/01/2018        25,019
   750,000   Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)                   5.000    01/01/2031       751,965
   430,000   Baytown, MN Township (St. Croix Preparatory Academy)(1)                             7.000    08/01/2038       398,030
   150,000   Becker, MN Pollution Control (Northern States Power Company)(1)                     8.500    03/01/2019       167,634
 2,000,000   Becker, MN Pollution Control (Northern States Power Company)(1)                     8.500    04/01/2030     2,128,440
    10,000   Bemidji, MN Health Care Facilities (North Country Health Services)                  5.000    09/01/2031         8,977
   525,000   Buffalo, MN Health Care (Central Minnesota Senior Hsg.)(1)                          5.375    09/01/2026       455,438
 1,000,000   Chippewa County, MN Gross Revenue (Montevideo Hospital)(1)                          5.500    03/01/2037       945,140
   145,000   Cloquet, MN Pollution Control (Potlach Corp.)                                       5.900    10/01/2026       131,782
   200,000   Cokato, MN Senior Hsg. (Cokato Charitable Trust)(1)                                 5.250    12/01/2026       171,780
 1,000,000   Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)(1)                5.375    02/15/2032       747,440
   900,000   Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)(1)     5.700    07/01/2042       651,141
   750,000   Cottage Grove, MN Senior Hsg.(1)                                                    5.250    12/01/2046       586,290
   200,000   Cuyuna Range, MN Hospital District Health Facilities(1)                             5.000    06/01/2029       176,860
    30,000   Dakota County, MN Community Devel. Agency (Grande Market Place)(1)                  5.400    11/20/2043        28,840
   200,000   Dakota County, MN Community Devel. Agency (Regent Burnsville)(1)                    6.000    07/01/2045       183,152
     5,000   Douglas County, MN Alexandria Hsg. & Redevel. Authority (Windmill Ponds)(1)         5.000(2) 07/01/2015         3,948
   200,000   Douglas County, MN Hsg. & Redevel. Authority(1)                                     5.600    02/01/2024       216,586
   750,000   Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)(1)                 5.875    11/01/2033       674,048
   500,000   Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)                       5.875    11/01/2040       427,155
    10,000   Eden Prairie, MN Multifamily Hsg. (SE Rolling Hills)(1)                             6.000    08/20/2021        10,570


               1 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                                         Coupon    Maturity       Value
----------                                                                                       ------   ----------   -----------
$  500,000   Eveleth, MN Health Care (Arrowhead Senior Living Community)(1)                      5.200%   10/01/2027   $   388,495
   800,000   Falcon Heights, MN (Kaleidoscope Charter School)(1)                                 6.000    11/01/2037       648,832
   400,000   Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)                    5.400    08/01/2040       364,372
   370,000   Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group)                                 5.500    12/01/2029       326,366
   125,000   Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)(1)                         5.700    10/01/2029       112,243
    50,000   Hastings, MN Health Care Facility (Regina Medical Center)                           5.300    09/15/2028        42,939
    90,000   Hayfield, MN GO(1)                                                                  5.000    02/01/2018        90,279
   385,000   Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)(1)                      5.625    02/01/2030       364,106
   110,000   International Falls, MN Pollution Control (Boise Cascade Corp.)                     5.500    04/01/2023        99,312
   180,000   International Falls, MN Pollution Control (Boise Cascade Corp.)                     5.650    12/01/2022       166,309
   115,000   International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)(1)               6.850    12/01/2029       110,386
   500,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)(1)                                    5.700    09/01/2036       440,620
   525,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)(1)                                    6.250    09/01/2040       492,114
   500,000   Lamberton, MN Solid Waste (Highwater Ethanol)(1)                                    8.500    12/01/2022       370,745
    20,000   Litchfield, MN EDA (Hsg. Devel.)                                                    5.400    02/01/2012        20,077
   500,000   Litchfield, MN Electric Utility                                                     5.000    02/01/2029       506,825
   250,000   Little Canada, MN Senior Hsg. (PHS/Mayfield)(1)                                     6.000    12/01/2030       243,198
   180,000   Maple Grove, MN Health Care Facilities (North Care)(1)                              5.000    09/01/2029       164,272
   500,000   Maplewood, MN Health Care Facility (VOA Care Centers)(1)                            5.375    10/01/2024       439,385
   490,000   Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)(1)                           6.375    03/01/2040       473,296
   395,000   Meeker County, MN (Memorial Hospital)(1)                                            5.750    11/01/2027       383,774
   670,000   Meeker County, MN (Memorial Hospital)(1)                                            5.750    11/01/2037       619,261
    35,000   Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)     5.250    08/15/2035        33,825
   650,000   Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (GHP/HPA/HP Obligated Group)   5.875    12/01/2029       651,255
   173,866   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)                  5.000    12/01/2038       160,541
 1,005,495   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)                  5.250    12/01/2040     1,046,459
 1,000,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission                         5.000    01/01/2020     1,048,690
 1,000,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission                         5.000    01/01/2022     1,016,150
    85,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission                         5.000    01/01/2022        83,974
   160,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission                         5.000    01/01/2023       162,651


               2 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                                         Coupon    Maturity       Value
----------                                                                                       ------   ----------   -----------
$  350,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission                         5.000%   01/01/2026   $   346,360
    25,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission(1)                      5.000    01/01/2028        24,496
 8,000,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission(3)                      5.000    01/01/2035     7,868,240
    55,000   Minneapolis, MN (Carechoice Member)(1)                                              5.875    04/01/2024        48,634
    20,000   Minneapolis, MN (Sports Arena)                                                      5.400    07/01/2030        19,905
   490,000   Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)(1)                  5.200    10/20/2048       457,915
    10,000   Minneapolis, MN Community Devel. Agency (Cord-Sets)                                 5.500    06/01/2018        10,043
   255,000   Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)(1)         6.200    09/01/2029       256,007
   500,000   Minneapolis, MN Devel. (Limited Tax Supported Community Bond Fund)                  6.000    12/01/2040       502,010
 1,050,000   Minneapolis, MN Health Care System
             (Fairview Health Services/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)                  6.500    11/15/2038     1,120,077
   150,000   Minneapolis, MN Health Care System
             (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)(1)                 6.375    11/15/2023       165,845
   550,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)(1)                          5.400    04/01/2028       441,441
   200,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)(1)                          5.500    04/01/2042       148,590
    50,000   Minneapolis, MN Multifamily Hsg. (Bottineau Commons)(1)                             5.450    04/20/2043        49,028
    20,000   Minneapolis, MN Multifamily Hsg. (East Village Hsg. Corp.)(1)                       5.750    10/20/2042        20,075
   720,000   Minneapolis, MN Multifamily Hsg. (Nicollet Towers)(1)                               6.000    12/01/2019       721,850
    40,000   Minneapolis, MN Multifamily Hsg. (Riverside Plaza)                                  5.100    12/20/2018        38,878
   205,000   Minneapolis, MN Multifamily Hsg. (Riverside Plaza)                                  5.200    12/20/2030       181,913
   250,000   Minneapolis, MN Supported Devel. (Common Bond Fund)                                 5.000    06/01/2028       226,970
   380,000   Minneapolis, MN Tax Increment (East River/Unocal Site)(1)                           5.250    02/01/2026       315,529
   600,000   Minneapolis, MN Tax Increment (Grant Park)(1)                                       5.200    02/01/2022       532,842
 1,750,000   Minneapolis, MN Tax Increment (Grant Park)(1)                                       5.350    02/01/2030     1,423,048
   500,000   Minneapolis, MN Tax Increment (Ivy Tower)(1)                                        5.500    02/01/2022       358,155
 1,250,000   Minneapolis, MN Tax Increment (St. Anthony Falls)(1)                                5.750    02/01/2027     1,083,163
   635,000   Minneapolis, MN Tax Increment (Unocal Site)(1)                                      5.400    02/01/2031       509,981
     5,000   Minneota, MN Hsg. Facilities (Madison Ave. Apartments)(1)                           5.750    04/01/2019         5,000
    40,000   Minnetonka, MN Multifamily Hsg. (Cedar Hills East/Cedar Hills West)(1)              5.900    10/20/2019        40,336
   155,000   MN Agricultural & Economic Devel. Board (Fairview Health Services)(1)               6.375    11/15/2022       156,696


               3 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                                         Coupon    Maturity       Value
----------                                                                                       ------   ----------   -----------
$  115,000   MN Agricultural & Economic Devel. Board (Fairview Health Services)(1)               6.375%   11/15/2029   $   115,515
   480,000   MN Agricultural & Economic Devel. Board
             (Fairview Hospital and Healthcare Service)(1)                                       5.750    11/15/2026       479,986
   500,000   MN HEFA (Augsburg College)(1)                                                       5.000    10/01/2027       480,225
   410,000   MN HEFA (Bethel University)(1)                                                      5.500    05/01/2022       413,235
    20,000   MN HEFA (College of St. Catherine)(1)                                               5.375    10/01/2032        18,422
   875,000   MN HEFA (College of St. Scholastica)(1)                                             5.125    12/01/2040       818,563
 1,000,000   MN HEFA (College of St. Scholastica)(1)                                             5.250    12/01/2035       958,410
   500,000   MN HEFA (Gustavus Adolfus College)(1)                                               5.000    10/01/2031       488,910
   500,000   MN HEFA (Hamline University)(1)                                                     5.000    10/01/2029       475,995
   500,000   MN HEFA (Macalester College)(1)                                                     5.000    06/01/2035       501,840
   260,000   MN HEFA (Saint Mary's University)(1)                                                5.000    03/01/2026       252,447
   500,000   MN HEFA (University of St. Thomas)(1)                                               5.000    10/01/2039       488,405
    45,000   MN HEFA (University of St. Thomas)(1)                                               5.250    10/01/2034        45,140
   750,000   MN HEFA (University of St. Thomas)(1)                                               5.250    04/01/2039       751,718
   100,000   MN HFA (Rental Hsg.)                                                                5.000    08/01/2040        90,837
   110,000   MN HFA (Rental Hsg.)                                                                5.200    08/01/2029       107,308
    60,000   MN HFA (Rental Hsg.)                                                                5.375    08/01/2028        60,008
   135,000   MN HFA (Rental Hsg.)                                                                5.875    08/01/2028       135,039
    10,000   MN HFA (Rental Hsg.)                                                                5.950    02/01/2015        10,024
    10,000   MN HFA (Rental Hsg.)                                                                6.000    02/01/2022        10,009
    25,000   MN HFA (Rental Hsg.)                                                                6.125    08/01/2021        25,027
    15,000   MN HFA (Rental Hsg.)                                                                6.150    08/01/2025        15,010
    95,000   MN HFA (Residential Hsg.)                                                           5.000    07/01/2023        95,523
   645,000   MN HFA (Residential Hsg.)                                                           5.050    07/01/2034       629,397
   255,000   MN HFA (Residential Hsg.)                                                           5.100    07/01/2031       243,760
    80,000   MN HFA (Residential Hsg.)                                                           5.100    07/01/2038        74,210
   725,000   MN HFA (Residential Hsg.)                                                           5.100    01/01/2040       698,451
    35,000   MN HFA (Residential Hsg.)                                                           5.150    07/01/2028        34,250
 1,095,000   MN HFA (Residential Hsg.)                                                           5.350    07/01/2033     1,079,506
    15,000   MN HFA (Residential Hsg.)                                                           5.500    01/01/2038        15,527
    20,000   MN HFA (Residential Hsg.)                                                           5.650    07/01/2033        20,126
    10,000   MN HFA (Residential Hsg.)                                                           5.750    01/01/2038        10,332
    25,000   MN HFA (Single Family Mtg.)                                                         5.150    07/01/2019        24,746
     5,000   MN HFA (Single Family Mtg.)                                                         5.200    07/01/2013         5,009
    20,000   MN HFA (Single Family Mtg.)                                                         5.600    07/01/2022        20,550
    10,000   MN HFA (Single Family Mtg.)                                                         5.650    07/01/2031        10,292
    10,000   MN HFA (Single Family Mtg.)                                                         5.850    07/01/2019        10,337
   620,000   MN HFA (Single Family Mtg.)(1)                                                      5.900    07/01/2025       620,366
   750,000   MN Municipal Power Agency(1)                                                        5.250    10/01/2035       716,940
   500,000   MN Office of Higher Education (Supplemental Student Loan)                           5.000    11/01/2029       481,650
   700,000   MN Seaway Port Authority of Duluth (Northstar Aerospace)(1)                         5.000    04/01/2017       608,321
 1,410,000   MN Seaway Port Authority of Duluth (Northstar Aerospace)(1)                         5.200    04/01/2027     1,117,665
    55,000   New Hope, MN Hsg. & Health Care Facilities
             (Minnesota Masonic Home North Ridge)(1)                                             5.875    03/01/2029        48,595


               4 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                                         Coupon    Maturity       Value
----------                                                                                       ------   ----------   -----------
$1,100,000   North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)(1)                    6.500%   10/01/2047   $ 1,077,285
    40,000   Northfield, MN Senior Hsg. (Northfield Manor)(1)                                    6.000    07/01/2033        36,468
   110,000   Olmsted County, MN Health Care Facilities (Olmsted Medical Group)(1)                5.450    07/01/2013       110,009
    50,000   Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)(1)                            5.400    06/01/2041        41,170
   300,000   Otter Tail County, MN GO(4,5)                                                       7.500    11/01/2019        74,124
   100,000   Park Rapids, MN Health Facilities (Mankato Lutheran Homes)(1)                       5.600    08/01/2036        84,056
   100,000   Pine City, MN Health Care & Hsg. (North Branch)(1)                                  6.125    10/20/2047        92,420
   110,000   Plymouth, MN Health Facilities (HealthSpan Health System/North Memorial Medical
             Center Obligated Group)                                                             6.125    06/01/2024       110,098
    80,000   Plymouth, MN Health Facilities (HealthSpan Health System/North Memorial Medical
             Center Obligated Group)                                                             6.250    06/01/2016        80,162
   125,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)(1)                          5.750    08/01/2041       112,154
    20,000   Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)(1)                 5.625    07/01/2016        20,140
   850,000   Redwood Falls, MN (Redwood Area Hospital)(1)                                        5.125    12/01/2036       772,455
   250,000   Rochester, MN Health Care & Hsg. (Samaritan Bethany)(1)                             7.375    12/01/2041       254,298
   500,000   Rochester, MN Health Care Facilities (Mayo Clinic)                                  5.000    11/15/2038       497,735
   205,000   Rochester, MN Health Care Facilities (Mayo Clinic)                                  5.000    11/15/2038       204,071
   750,000   Rochester, MN Health Care Facilities (Olmstead Medical Center)(1)                   5.875    07/01/2030       712,080
    25,000   Sartell, MN Environmental Improvement, Series A                                     5.200    06/01/2027        23,372
   200,000   Sartell, MN Health Care & Hsg. Facilities (The Foundation for Health Care
             Continuums)(1)                                                                      6.625    09/01/2029       193,396
   250,000   Sauk Rapids, MN Health Care Housing Facilities (Good Shepard Lutheran Home)(1)      7.500    01/01/2039       254,673
    25,000   Slayton, MN Tax Increment, Series B(1)                                              5.350    02/01/2013        25,072
    25,000   South Washington County, MN Independent School District No. 833 COP(1)              5.250    12/01/2014        25,041
    10,000   Southern MN Municipal Power Agency                                                  5.000    01/01/2024        10,340
 1,250,000   Southern MN Municipal Power Agency                                                  5.250    01/01/2030     1,264,650
 1,000,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(1)                  5.000    02/01/2031       743,410
   750,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(1)                  5.625    02/01/2031       606,510
   125,000   St. Louis Park, MN (Louisiana Court)(1)                                             5.900    02/01/2025       125,503
   250,000   St. Louis Park, MN EDA (Hoigaard Village)(1)                                        5.000    02/01/2023       231,903
 1,500,000   St. Louis Park, MN Health Care Facilities (Nicollett Health Services)(1)            5.750    07/01/2039     1,475,235
    50,000   St. Louis Park, MN Health Care Facilities
             (PNMH/PNMC Holdings/PNI Obligated Group)(1)                                         5.500    07/01/2023        51,359
   760,000   St. Paul, MN Hsg. & Redevel. Authority
             (559 Capital Blvd./HSJH/BLMC/DRH/HESJH Obligated Group)                             5.700    11/01/2015       753,935


               5 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                                         Coupon    Maturity       Value
----------                                                                                       ------   ----------   -----------
$  400,000   St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)(1)                7.000%   09/15/2037   $   335,168
   400,000   St. Paul, MN Hsg. & Redevel. Authority (Community of Peace Building Company)        5.000    12/01/2036       304,904
   300,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)(1)                    6.250    03/01/2029       247,881
   400,000   St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)     6.000    11/15/2025       384,388
   215,000   St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)     6.000    11/15/2035       191,195
   150,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)(1)                           6.000    09/01/2036       123,638
   750,000   St. Paul, MN Hsg. & Redevel. Authority (Minneapolis Public Radio)(1)                5.000    12/01/2025       759,923
   500,000   St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)                         5.000    08/01/2035       465,225
 1,275,000   St. Paul, MN Hsg. & Redevel. Authority (Rossy & Richard Shaller)(1)                 5.250    10/01/2042       985,397
   750,000   St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto Hsg.)(1)                       5.500    09/20/2044       739,740
   875,000   St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)                               5.000    08/01/2035       814,144
    50,000   St. Paul, MN Hsg. & Redevel. Authority (U.S. Bank Operations Center)(1)             6.750    02/01/2028        44,870
   705,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)(1)                           7.000    03/01/2029       660,966
   500,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities
             (Carondelet Village)(1)                                                             6.000    08/01/2035       474,175
   500,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
             (GHP/RH/MAC Obligated Group)                                                        5.250    05/15/2036       437,895
    25,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
             (GHP/RH/MAC Obligated Group)                                                        5.250    05/15/2017        26,392
     5,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
             (Regions Hospital)                                                                  5.200    05/15/2013         5,010
    50,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
             (Regions Hospital)                                                                  5.250    05/15/2018        50,031
    35,000   St. Paul, MN Hsg. & Redevel. Authority Health Care Facility
             (Regions Hospital)                                                                  5.300    05/15/2028        32,807
    80,000   St. Paul, MN Independent School District No. 625 COP                                6.375    02/01/2013        80,366
 2,455,000   St. Paul, MN Port Authority (Great Northern)(1)                                     6.000    03/01/2030     2,125,858
    50,000   St. Paul, MN Port Authority (Office Building)                                       5.250    12/01/2027        50,574
   100,000   St. Paul, MN Port Authority (Office Building)                                       5.250    12/01/2027       101,148
 1,375,000   St. Paul, MN Port Authority (Regions Hospital Parking Ramp)(1)                      5.000    08/01/2036     1,140,164
   150,000   Stearns County, MN (St. John's Prep School)(1)                                      5.600    10/01/2024       150,195
   900,000   Stillwater, MN Multifamily (Orleans Homes)(1)                                       5.375    02/01/2032       719,865
   440,000   Stillwater, MN Multifamily (Orleans Homes)(1)                                       5.500    02/01/2042       337,942
    10,000   University of Minnesota(1)                                                          6.200    09/01/2012        10,068


               6 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

 Principal
  Amount                                                                                         Coupon    Maturity       Value
----------                                                                                       ------   ----------   -----------
$1,000,000   University of Minnesota (Biomed Science Research Facilities)                        5.000%   08/01/2035   $ 1,010,960
    25,000   Virginia, MN Hsg. & Redevel. Authority Health Care Facilities(1)                    5.375    10/01/2030        23,286
    45,000   Washington County, MN Hsg. & Redevel. Authority (Briar Pond)                        5.550    08/20/2024        45,018
    15,000   Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)      5.375    11/15/2018        14,350
   115,000   Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)      5.375    11/15/2018       110,019
    15,000   Western, MN Municipal Power Agency(1)                                               5.000    01/01/2026        15,020
   160,000   Willmar, MN Hsg & Redevel. Authority (Highlands Apts.)                              5.850    06/01/2019       160,014
   750,000   Winona, MN Health Care Facilities (Winona Health Services/Winona Senior Services
             Obligated Group)                                                                    6.000    07/01/2034       726,165
    15,000   Woodbury, MN Senior Hsg. (Presbyterian Homes Hsg. & Assisted Living)(1)             6.150    07/01/2019        15,006
                                                                                                                       -----------
                                                                                                                        75,473,411
U.S. Possessions--3.4%
   250,000   Puerto Rico Electric Power Authority, Series CCC                                    5.250    07/01/2028       247,463
   250,000   Puerto Rico Highway & Transportation Authority                                      5.300    07/01/2035       234,068
     5,000   Puerto Rico ITEMECF (Ana G. Mendez University)                                      5.375    02/01/2019         5,000
    90,000   Puerto Rico Sales Tax Financing Corp., Series A                                     5.750    08/01/2037        90,905
 2,000,000   Puerto Rico Sales Tax Financing Corp., Series A                                     6.160(6) 08/01/2034       433,460
 2,000,000   Puerto Rico Sales Tax Financing Corp., Series A                                     6.160(6) 08/01/2036       375,140
   500,000   Puerto Rico Sales Tax Financing Corp., Series C                                     5.250    08/01/2041       472,405
   500,000   Puerto Rico Sales Tax Financing Corp., Series C                                     6.000    08/01/2039       512,027
                                                                                                                       -----------
                                                                                                                         2,370,468
Total Investments, at Value (Cost $80,742,242)-112.3%                                                                   77,843,879
Liabilities in Excess of Other Assets-(12.3)                                                                            (8,528,027)
                                                                                                                       -----------
Net Assets-100.0%                                                                                                      $69,315,852
                                                                                                                       ===========

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(4.) Issue is in default. See accompanying Notes.

(5.) Non-income producing security.

(6.) Zero coupon bond reflects effective yield on the date of purchase.


               7 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                                                 LEVEL 3--
                              LEVEL 1--         LEVEL 2--        SIGNIFICANT
                              UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                            -------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Minnesota                    $--             $75,473,411         $--        $75,473,411
   U.S. Possessions              --               2,370,468          --          2,370,468
                                ---             -----------         ---        -----------
Total Assets                    $--             $77,843,879         $--        $77,843,879
                                ===             ===========         ===        ===========

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCH       Bethany Covenant Home
BLMC      Bethesda Lutheran Medical Center
CAH       Colonial Acres Home
CHC       Children's Health Care
CHCS      Children's Health Care Services
COP       Certificates of Participation
CRC       Covenant Retirement Communities
DRH       D.R. Hospital
ECH       Ebenezer Covenant Home
EDA       Economic Devel. Authority
FRCS      Fairview Regional Community Services
FRWHS     Fairview Red Wing Health Services
FSH       Fairview Seminary Home
FSP       Fairview Seminary Plaza
GHP       Group Health Plan
GO        General Obligation
HEFA      Higher Education Facilities Authority
HESJH     HealthEast St. John's Hospital
HFA       Housing Finance Agency
HP        Healthpartners
HPA       Healthpartners Administrators
HSJH      HealthEast St. Joseph's Hospital


               8 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAC       Midwest Assurance Company
PHS       Pinnacle Health System
PNI       Park Nicollet Institute
PNMH      Park Nicollet Methodist Hospital
RH        Regions Hospital
ROLs      Residual Option Longs
RRHS      Range Regional Health Services

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market


               9 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $6,000,000 as of December 31, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2010, municipal bond holdings with a value of $7,868,240 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $6,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                          COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                                                    RATE (2)     DATE        VALUE
----------   -------------------------------------------------------------------   --------   --------   ----------
$2,000,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission ROLs(3)    14.64%     1/1/35    $1,868,240

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 8-9 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount


               10 | Oppenheimer Rochester Minnesota Municipal Fund

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $6,000,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of December 31, 2010 is as follows:

Cost                                $300,000
Market Value                        $ 74,124
Market Value as a % of Net Assets       0.11%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $74,751,641(1)
                                 ===========
Gross unrealized appreciation    $ 1,787,346
                                 -----------
Gross unrealized depreciation     (4,685,709)
                                 -----------
Net unrealized depreciation      $(2,898,363)
                                 ===========

(1.) The Federal tax cost of securities does not include cost of $5,990,601, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


               11 | Oppenheimer Rochester Minnesota Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011